Derivative financial liabilities - Summary of Derivative Financial Instruments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities	¥ 1,222	¥ 3,148
Non-current derivative financial liabilities	20	53
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Measured at FVOCI	0	42
Measured at FVPL	20	11
Forward foreign exchange and foreign exchange options contracts [member]
Disclosure of detailed information about financial instruments [line items]
Forward foreign exchange and foreign exchange options contracts	0	56
Derivative component of convertible bonds [member]
Disclosure of detailed information about financial instruments [line items]
Derivative component of convertible bonds	¥ 1,222	¥ 3,092